Accumulated Other Comprehensive Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Comprehensive Income Loss Note [Abstract]
Components of accumulated other comprehensive income (loss)
The changes in AOCI, net of tax, by component for the three months ended March 31, 2016 and 2015 are as follows:

Three months ended March 31, 2016 (U.S. dollars in thousands)	Unrealized Gains (Losses) on Investments (1)	OTTI Losses Recognized in AOCI	Foreign Currency Translation Adjustments	Underfunded Pension Liability	Cash Flow Hedge	Total
Balance, beginning of period, net of tax	$803,094	$(57,502)	$(36,503)	$(24,641)	$2,168	$686,616
OCI before reclassifications	575,022	—	(15,416)	(1,049)	—	558,557
Amounts reclassified from AOCI	(117,114)	2,311	—	—	(39)	(114,842)
Tax benefit (expense)	(34,707)	(44)	(1,023)	—	—	(35,774)
Net current period OCI - net of tax	423,201	2,267	(16,439)	(1,049)	(39)	407,941
Balance, end of period, net of tax	$1,226,295	$(55,235)	$(52,942)	$(25,690)	$2,129	$1,094,557

Three months ended March 31, 2015 (U.S. dollars in thousands)
Balance, beginning of period, net of tax	$1,590,114	$(76,047)	$(11,188)	$(20,789)	$2,368	$1,484,458
OCI before reclassifications	254,267	—	32,404	975	—	287,646
Amounts reclassified from AOCI	(74,781)	9,936	—	—	95	(64,750)
Tax benefit (expense)	(5,805)	(78)	3,699	—	—	(2,184)
Net current period OCI - net of tax	173,681	9,858	36,103	975	95	220,712
Balance, end of period, net of tax	$1,763,795	$(66,189)	$24,915	$(19,814)	$2,463	$1,705,170

____________

(1)
For certain annuity contracts that are subject to the GreyCastle Life Retro Arrangements, policy benefit reserves were historically increased for the impact of changes in unrealized gains on investments supporting such contracts as if the gains had been realized, with a corresponding entry to other comprehensive income ("Shadow Adjustments"). As of December 31, 2015, the cumulative impact of the Shadow Adjustments was $274.4 million. During the three months ended March 31, 2016, net movements of $(17.0) million were recorded, resulting in a total cumulative net impact of Shadow Adjustments on future policy benefit reserves of $257.4 million as of March 31, 2016.

The changes in AOCI, net of tax, by component for the indicated years ended December 31 are as follows:

(U.S. dollars in thousands)	Unrealized Gains (Losses) on Investments (1)	OTTI Losses Recognized in AOCI	Foreign Currency Translation Adjustments	Underfunded Pension Liability	Cash Flow Hedge	Total
Balance, net of tax, December 31, 2012	$1,591,210	$(121,371)	$69,399	$(20,892)	$1,674	$1,520,020
OCI before reclassifications	(742,768)	—	(62,934)	9,722	—	(795,980)
Amounts reclassified from AOCI	(119,970)	32,193	206	1,440	439	(85,692)
Tax benefit (expense)	93,960	(12)	7,870	(3,509)	—	98,309
Net current period OCI - net of tax	$(768,778)	$32,181	$(54,858)	$7,653	$439	$(783,363)
Balance, net of tax, December 31, 2013	$822,432	$(89,190)	$14,541	$(13,239)	$2,113	$736,657
OCI before reclassifications (1)	954,326	—	(26,497)	(10,877)	—	916,952
Amounts reclassified from AOCI	(143,330)	14,082	87	812	255	(128,094)
Tax benefit (expense)	(43,314)	(939)	681	2,515	—	(41,057)
Net current period OCI - net of tax	$767,682	$13,143	$(25,729)	$(7,550)	$255	$747,801
Balance, net of tax, December 31, 2014	$1,590,114	$(76,047)	$(11,188)	$(20,789)	$2,368	$1,484,458
OCI before reclassifications (1)	(474,304)	—	(33,690)	(6,100)	—	(514,094)
Amounts reclassified from AOCI	(346,911)	18,987	—	1,145	(200)	(326,979)
Tax benefit (expense)	34,195	(442)	8,375	1,103	—	43,231
Net current period OCI - net of tax	$(787,020)	$18,545	$(25,315)	$(3,852)	$(200)	$(797,842)
Balance, net of tax, December 31, 2015	$803,094	$(57,502)	$(36,503)	$(24,641)	$2,168	$686,616
____________

(1)
Included in these amounts is the impact of Shadow Adjustments. As of December 31, 2014, $445.1 million was recorded. During the year ended December 31, 2015, additional net impacts of $(170.7) million were recorded, resulting in a total cumulative net impact of Shadow Adjustments on future policy benefit reserves of $274.4 million at December 31, 2015.

Reclassifications out of AOCI
The reclassifications out of AOCI along with the associated income statement line items affected by component, and the total related tax (expense) benefit for the three months ended March 31, 2016 and 2015 are as follows:

Gross Amount Reclassified From AOCI
Details About AOCI Components (U.S. dollars in thousands)	Three months ended March 31, 2016	Three months ended March 31, 2015	Affected Line Item in the Statement of Income
Unrealized gains and losses on investments:
	$(116,988)	$(78,551)	Net realized gains (losses) on investments sold and net unrealized gains (losses) on investments Trading
	21,928	15,724	OTTI on investments
	$(22,054)	$(11,954)	Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets
	$(117,114)	$(74,781)	Total before tax
	1,577	87	Provision (benefit) for income tax
	$(115,537)	$(74,694)	Net of tax
OTTI losses recognized in OCI:
	$2,313	$9,875	Net realized gains (losses) on investments sold
	(2)	61	OTTI on investments transferred to (from) OCI
	$2,311	$9,936	Total before tax
	(44)	(3)	Provision (benefit) for income tax
	$2,267	$9,933	Net of tax
Gains and losses on cash flow hedges:
Interest rate contracts	$(39)	$95	Interest Expense
	—	—	Provision (benefit) for income tax
	$(39)	$95	Net of tax

Total reclassifications for the period, gross of tax	$(114,842)	$(64,750)
Tax benefit (expense)	1,533	84
Total reclassifications for the period, net of tax	$(113,309)	$(64,666)

The reclassifications out of AOCI along with the associated income statement line items affected by component, and the total related tax (expense) benefit for indicated years ended December 31, are as follows:

Gross Amount Reclassified From AOCI
Details About AOCI Components (U.S. dollars in thousands)	2015	2014	Affected Line Item in the Statement of Income
Unrealized gains and losses on investments:
	$(316,508)	$(175,639)	Net realized gains (losses) on investments sold
	95,344	$54,095	OTTI on investments
	(125,747)	$(21,786)	Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets
	$(346,911)	$(143,330)	Total before tax
	7,597	$(1,593)	Provision (benefit) for income tax
	$(339,314)	$(144,923)	Net of tax
OTTI losses recognized in OCI:
	$18,014	$11,848	Net realized gains (losses) on investments sold
	973	$2,234	OTTI on investments transferred to (from) OCI
	$18,987	$14,082	Total before tax
	(32)	$(175)	Provision (benefit) for income tax
	$18,955	$13,907	Net of tax
Foreign Currency Translation:
Foreign exchange relating to affiliate investments	$—	$87	Exchange gains (losses) - before tax
	—	$—	Provision (benefit) for income tax
	$—	$87	Net of tax
Underfunded Pension Liability:
Pension expense	$1,145	$812	Operating Expenses
	(401)	$(206)	Provision (benefit) for income tax
	$744	$606	Net of tax
Gains and losses on cash flow hedges:
Interest rate contracts	$(200)	$255	Interest Expense
	—	$—	Provision (benefit) for income tax
	$(200)	$255	Net of tax

Total reclassifications for the period, gross of tax	$(326,979)	(128,094)
Tax (benefit) expense	7,164	(1,974)
Total reclassifications for the period, net of tax	$(319,815)	(130,068)